Note 1: Basis of Presentation: Concentration of Risk (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Concentration of Risk

Concentration of Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. The Company places its cash with high quality banking institutions. From time to time, the Company maintains cash balances at certain institutions in excess of the Federal Deposit Insurance Corporation limit.